Cover	Dec. 21, 2021
Cover [Abstract]
Entity Registrant Name	LiquidValue Development Inc.
Entity Central Index Key	0001503658
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Dec. 21, 2021
Entity File Number	000-55038
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	27-1467607
Entity Address Address Line 1	4800 Montgomery Lane
Entity Address Address Line 2	Suite 210
Entity Address City Or Town	Bethesda
Entity Address State Or Province	MD
Entity Address Postal Zip Code	20814
City Area Code	301
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	971-3940